Finance expense	6 Months Ended
Jun. 30, 2019
Finance expense
Finance expense

2.Finance expense

Figures in million - SA rand		Six months ended
	Notes	Jun 2019	Dec 2018	Jun 2018
Interest charge on:
Borrowings – interest		(676.5)	(771.6)	(800.9)
- US$600 million revolving credit facility (RCF)		(23.1)	(21.1)	(4.9)
- R6.0 billion RCF, R4.5 billion Facilities, and other borrowings (Rand Facilities)		(267.8)	(287.4)	(280.6)
- 2022 and 2025 Notes		(333.8)	(408.9)	(427.7)
- US$ Convertible Bond		(51.8)	(54.2)	(51.7)
- US$350 million RCF		-	-	(36.0)
Borrowings - unwinding of amortised cost	11	(183.3)	(356.8)	(181.5)
- 2022 and 2025 Notes		(23.0)	(169.2)	(27.5)
- US$ Convertible Bond		(95.5)	(96.3)	(89.5)
- Burnstone Debt		(62.6)	(88.4)	(64.5)
- Other		(2.2)	(2.9)	-
Lease liabilities	12	(14.1)	-	-
Environmental rehabilitation obligation		(256.1)	(209.3)	(189.5)
Occupational healthcare obligation		(57.3)	(54.8)	(50.6)
Deferred Payment (related to the Rustenburg operations acquisition)		(89.5)	(100.2)	(100.2)
Dissenting shareholders		(10.5)	(25.2)	(42.9)
Deferred revenue (related to the Streaming Transaction)[1]	14	(149.4)	(160.3)	-
Other		(134.6)	(72.3)	(18.6)
Total finance expense		(1,571.3)	(1,750.5)	(1,384.2)

[1]For the six months ended 30 June 2019, finance expense includes R149.4 million non-cash interest relating to the gold and palladium streaming arrangement with Wheaton Precious Metals International (Wheaton International). Although there is no cash financing cost related to this arrangement, IFRS 15 requires Sibanye-Stillwater to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related metal credit deliveries. A discount rate of 5.4% was used in determining the finance expense to be recognised as part of the steaming transaction